Shareholder Report, Line Graph (Details) 197238_Pacer Emerging Markets Cash Cows 100 ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	May 02, 2019	Apr. 30, 2026
Pacer Emerging Markets Cash Cows 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Emerging Markets Cash Cows 100 ETF NAV
Accumulated Value	$ 11,760	$ 10,983	$ 9,824	$ 10,499	$ 11,753	$ 8,324	$ 10,000	$ 16,635
Pacer Emerging Markets Cash Cows 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Emerging Markets Cash Cows 100 Index
Accumulated Value	13,312	12,224	10,676	11,137	12,196	8,468	10,000	$ 19,127
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Accumulated Value	18,585	16,571	13,998	13,566	14,061	9,675	10,000	$ 24,004
FTSE Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Emerging Markets Index
Accumulated Value	$ 12,719	$ 11,420	$ 10,305	$ 10,972	$ 12,912	$ 8,811	$ 10,000	$ 16,674